Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.4%
52,857	Vanguard S&P 500 ETF	$20,846,801	3.4
133,485	Vanguard Value ETF	18,069,864	3.0

	Total Exchange-Traded Funds
	(Cost $29,864,511)	38,916,665	6.4

MUTUAL FUNDS: 93.6%
	Affiliated Investment Companies: 93.6%
1,962,590	Voya Global Bond Fund - Class R6	18,428,722	3.0
3,816,786	Voya High Yield Bond Fund - Class R6	30,839,631	5.1
12,493,849	Voya Intermediate Bond Fund - Class R6	129,061,456	21.3
188,396	Voya Large-Cap Growth Fund - Class R6	11,876,475	2.0
1,668,404	Voya Multi-Manager Emerging Markets Equity Fund - Class I	24,175,168	4.0
2,159,894	Voya Multi-Manager International Equity Fund - Class I	29,849,738	4.9
4,900,869	Voya Multi-Manager International Factors Fund - Class I	53,860,547	8.9
1,045,299	Voya Multi-Manager Mid Cap Value Fund - Class I	11,958,216	2.0
1,676,434	Voya U.S. High Dividend Low Volatility Fund - Class R6	24,107,119	4.0
2,848,082	Voya U.S. Stock Index Portfolio - Class I	56,705,321	9.4
5,473,426	VY® BrandywineGLOBAL - Bond Portfolio - Class I	61,630,779	10.2
590,400	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	11,937,882	2.0
1,924,248	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	60,421,377	10.0
830,517	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	11,868,086	1.9
260,598	VY® T. Rowe Price Growth Equity Portfolio - Class I	29,611,759	4.9

	Total Mutual Funds
	(Cost $521,999,504)	566,332,276	93.6

	Total Investments in Securities (Cost $551,864,015)	$605,248,941	100.0
	Assets in Excess of Other Liabilities	14,477	0.0
	Net Assets	$605,263,418	100.0

(1)	Non-income producing security.

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$38,916,665	$–	$–	$38,916,665
Mutual Funds	566,332,276	–	–	566,332,276
Total Investments, at fair value	$605,248,941	$–	$–	$605,248,941

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$18,971,632	$2,987,412	$(2,608,832)	$(921,490)	$18,428,722	$56,928	$102,978	$-
Voya High Yield Bond Fund - Class R6	25,306,709	9,893,341	(3,990,299)	(370,120)	30,839,631	1,091,550	485,420	-
Voya Intermediate Bond Fund - Class R6	113,595,343	37,302,158	(18,646,345)	(3,189,700)	129,061,456	2,432,575	54,872	-
Voya Large-Cap Growth Fund - Class R6	22,041,792	1,215,848	(9,408,471)	(1,972,694)	11,876,475	-	4,807,195	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	22,412,490	5,616,082	(2,964,509)	(888,895)	24,175,168	-	760,981	-
Voya Multi-Manager International Equity Fund - Class I	37,763,947	1,897,029	(8,786,973)	(1,024,265)	29,849,738	-	2,968,332	-
Voya Multi-Manager International Factors Fund - Class I	56,458,454	2,382,990	(7,798,651)	2,817,754	53,860,547	-	1,359,550	-
Voya Multi-Manager Mid Cap Value Fund - Class I	7,952,515	4,857,087	(1,743,461)	892,075	11,958,216	-	480,175	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	25,295,240	2,776,869	(5,958,694)	1,993,704	24,107,119	296,761	1,458,611	-
Voya U.S. Stock Index Portfolio - Class I	66,272,799	8,649,180	(17,240,036)	(976,622)	56,705,321	-	5,105,639	5,594,098
VY® BrandywineGLOBAL - Bond Portfolio - Class I	56,581,919	17,885,849	(7,473,700)	(5,363,289)	61,630,779	992,939	1,330,441	3,952,522
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	2,000,686	19,645,154	(8,331,818)	(1,376,140)	11,937,882	46,751	1,073,804	591,850
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	63,325,545	10,195,382	(10,234,712)	(2,864,838)	60,421,377	47,683	2,851,150	7,264,081
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7,895,658	6,983,666	(1,441,704)	(1,569,534)	11,868,086	823	536,696	1,831,320
VY® T. Rowe Price Growth Equity Portfolio - Class I	22,006,815	12,882,367	(4,194,900)	(1,082,523)	29,611,759	-	1,514,212	2,402,758
	$547,881,544	$145,170,414	$(110,823,105)	$(15,896,577)	$566,332,276	$4,966,010	$24,890,056	$21,636,629

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $561,854,707.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$46,411,740
Gross Unrealized Depreciation	(3,017,506)
Net Unrealized Appreciation	$43,394,234